Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent events
The Company evaluated all events or transactions that occurred after March 31, 2022 through May 16, 2022, the date the condensed consolidated financial statements were available to be issued.
On April 25, 2022, Starry Group issued a notice (the “Warrant Adjustment Notice”) to holders of the Public Warrants, notifying holders of the following adjustments (the “Warrant Adjustments”), effective after the close of trading on April 22, 2022:

•
the adjustment to the warrant price of the Public Warrants from $11.50 per 1.2415 shares to $9.13 per 1.2415 shares of Class A common stock (representing 115% of the Market Value (as described below));

•
the adjustment of the $18.00 per share redemption trigger price described in Sections 6.1 and 6.2 of the Warrant Agreement (as described below) to $14.29 per share of Class A common stock (representing 180% of the Market Value); and

•	the adjustment of the $10.00 per share redemption trigger price described in Section 6.2 of the Warrant Agreement to $7.94 per share of Class A common stock (representing the Market Value).
The Warrant Adjustments were required pursuant to Section 4.4 of the Warrant Agreement, dated as of October 8, 2020, by and between FirstMark, and Continental Stock Transfer & Trust Company, a New York corporation (the “Warrant Agent”), as warrant agent, as amended by that certain Warrant Assignment, Assumption and Amendment Agreement, dated as of March 28, 2022, by and among Starry Group, FirstMark and the Warrant Agent (as amended, the “Warrant Agreement”) as a result of (i) Starry Group issuing shares of its Class A common stock and securities exchangeable for shares of Class A common stock at an issue price of $7.50 per share (the “Newly Issued Price”) for capital raising purposes in connection with the closing the Business Combination, (ii) the aggregate gross proceeds from such issuances representing more than 60% of the total equity proceeds, and interest thereon, available for the funding of the Business Combination on the date of the completion of the Business Combination (net of redemptions) and (iii) the volume-weighted average trading price of the Class A common stock during the 20 trading day period starting on the trading day prior to the day on which the Business Combination was consummated (such price, the “Market Value”) being below $9.20 per share. The Market Value was determined to be $7.94 per share.

Starry, Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent events
The Company evaluated all events or transactions that occurred after December 31, 2021 through June 3, 2022, the date the consolidated financial statements were available to be issued.
Fifth Amendment Delayed Draw
On January 11, 2022, the Company received proceeds of $10,000 in connection with the Delayed Draw Tranche C Loan. In conjunction with the Delayed Draw Tranche C Loan, the Company issued the Delayed Draw Tranche C Warrants to the lenders to purchase 533,275 shares of Nonvoting Starry Common Stock.
Merger Agreement Waiver
Pursuant to the terms of the merger agreement, the Business Combination was subject to the satisfaction or waiver of certain customary closing conditions. At the time of the execution of the merger agreement, such closing conditions included, among others, that the amount equal to, as of immediately prior to the effective time of the Acquisition Merger (the “Acquisition Merger Effective Time”): (A) the funds contained in FirstMark’s trust account; plus (B) all other Cash and Cash Equivalents (as defined in the merger agreement) of New Starry; minus (C) the aggregate amount of cash proceeds required to satisfy the redemption of any shares of FirstMark’s Class A common stock pursuant to the redemption offer (to the extent not already paid as of immediately prior to the Acquisition Merger Effective Time); plus (D) the PIPE Investment actually received by FirstMark or Holdings at or prior to the closing of the Acquisition Merger (the “Acquisition Merger Closing”); plus (E) net cash proceeds actually received by Starry in consideration for the issuance of Additional Funding Shares (as defined in the merger agreement) (including pursuant to the Series Z Subscription Agreements) prior to the Acquisition Merger Closing shall be at least $300.0 million (the “Minimum Cash Condition”). At the time of the execution of the merger agreement, the closing of the PIPE Investment and the Series Z Investment was also subject to the satisfaction or waiver of the closing of the offering of the Convertible Notes. Further, the merger agreement provided that Starry will use reasonable best efforts to deliver payoff letters and related documentation with respect to certain of its indebtedness at least two business days prior to the closing date of the Acquisition Merger. In addition, the terms of the merger agreement provide that, unless otherwise approved by Starry, FirstMark shall not permit any amendment or modification to be made to, any waiver of, or provide consent to modify, any provision or remedy under any Subscription Agreements. On March 28, 2022, the parties to the merger agreement entered into a Merger Agreement Waiver (the “Merger Agreement Waiver”), pursuant to which they have agreed to waive such closing conditions. As a result of the Minimum Cash Condition not being met, the Convertible Notes (see Note 1) were not issued upon consummation of the Business Combination.
FirstMark Redemptions
Public shareholders redeemed 37,775,801 of FirstMark Class A Common Stock for an aggregate payment of $377,787, resulting in the Company receiving proceeds of $36,245 upon the consummation of the Business Combination on March 29, 2022.
PIPE Subscription Agreement
On March 25, 2022, the PIPE Subscription Agreement was amended such that the aggregate number of New Starry Class A Common Stock to be sold was increased from 10,900,000 to 14,533,334 New Starry Class A Common Stock and the purchase price per share was decreased from $10.00 to $7.50 per share.
On March 29, 2022, the PIPE investors purchased an aggregate of 14,533,334 shares of New Starry Class A Common Stock at $7.50 per share, resulting in aggregate proceeds of $109,000 in the PIPE investment.
Series Z Subscription Agreement
On March 25, 2022, the Series Z Subscription Agreement was amended such that the aggregate number of Series Z Preferred Stock to be sold was increased from 2,100,000 to 2,800,000 Series Z Preferred Stock and the purchase price per share was decreased from $10.00 to $7.50 per share.
In addition, on March 25, 2022, Starry and Tiger Global Private Investment Partners IX, LP (“Tiger”) entered into an additional Series Z Subscription Agreement (the “Tiger Series Z Subscription Agreement”) pursuant to which Tiger agreed to subscribe for 1,333,333 shares of Series Z Preferred Stock at a purchase price per share of $7.50 for a purchase price equal to approximately $10.0 million.
On March 29, 2022, the Series Z Investors purchased an aggregate of 4,133,333 shares of Starry Series Z Preferred Stock at $7.50 per share, resulting in aggregate proceeds of $31,000.
Seventh Amendment to Credit Agreement
On March 26, 2022, the Company entered into a Seventh Amendment to the Credit Agreement. The Seventh Amendment to the Credit Agreement amended and restated an affirmative covenant requiring the Company to provide annual audited financial statements without a “going concern” or like qualification, exception or emphasis. In addition, the Seventh Amendment to the Credit Agreement redefined the term “Change in Control” to exclude the aforementioned Business Combination with respect to contemplating the prepayment penalty. As a result of such amendments, the Company was in compliance with all bank covenants as of December 31, 2021. Without such amendments the Company would have been in default and the outstanding long-term debt balance would be payable upon demand. The lender has retained all other covenant requirements.
Tranche C Warrants
As the Business Combination occurred prior to April 15, 2022, approximately 75% of the Tranche C warrants, or 1,988,971 million warrants, were no longer subject to vest or become exercisable. See Warrants for non-voting common stock within Note 5.
Redeemable Shares
On March 31, 2022, the Company entered into an agreement with certain debt holders who are also shareholders (the “Optionholders”) of 1,209,029 shares of Class A common stock (the “Shares”) that grants and conveys to the Optionholders the option, in their sole discretion, to participate in a refinancing in full (the “Refinancing”) of the outstanding Term Loans, by providing new senior secured term loans and/or notes (including convertible notes), in each case on a first lien and/or junior lien basis as agreed upon by the parties (and such term loans and/or notes, the “New Debt”), to the Company and/or any of its subsidiaries as the borrower(s) in respect of such refinancing indebtedness. For the avoidance of doubt, nothing in the agreement requires the Company to enter into any Refinancing.
Prior to the consummation of any Refinancing, the Optionholders have the option, in their sole discretion, to exchange all or any portion of such Shares at an agreed value of $8.75 (as appropriately adjusted for any stock split, stock dividend, recapitalization or similar transaction affecting such shares) per share (for the avoidance of doubt, irrespective of the price of which the Class A common stock is trading on the New York Stock Exchange) for an equal principal amount of unsubordinated unsecured term loans or notes under a new debt facility (the “Junior Debt”) and not, for the avoidance of doubt, issued or incurred under the Starry Credit Agreement (the “Junior Debt Exchange”). Any Junior Debt shall mature on the earliest of the maturity date of the Starry Credit Agreement, the acceleration of the Term Loans in accordance with the Starry Credit Agreement, or the consummation of a Refinancing, and shall bear interest at a rate equal to Term Secured Overnight Financing Rate (“SOFR”) plus 1.00%. The aggregate principal amount of Junior Debt shall not exceed $15,000 and Starry, Inc. will be the borrower.
In connection with any Refinancing subsequent to the incurrence or issuance of any Junior Debt, the Company grants and conveys to each Optionholder the irrevocable option, in such Optionholder’s sole discretion, to exchange all or any portion of the principal amount of its Junior Debt on a dollar-for-dollar basis for an equal principal amount of New Debt.